Dividends and Legal Reserves - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2014 Dividend declared
Stockholders Equity Note [Line Items]
Dividends and legal reserves requirements	The Company Law of Japan provides that earnings in an amount equal to 10% of dividends of retained earnings shall be appropriated as a capital surplus or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital surplus and legal reserve equals 25% of stated capital.
Dividends per share (in yen per share)	¥ 79	¥ 72	¥ 60	¥ 22
Future dividend, aggregate				¥ 39,650
Future dividend, proposed and resolved in general shareholders' meeting, date				Jun. 13, 2014